3. Principles of Consolidation, Investments in Subsidiaries, Acquisitions Under Approval and Business Combination (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfPrinciplesOfConsolidationLineItems [Line Items]
(-) Non-controlling interest	R$ 339,571	R$ 30,935
Acquisition Date
SummaryOfPrinciplesOfConsolidationLineItems [Line Items]
Temporary consideration transferred	356,077
Total assets acquired	765,673
(-) Total liabilities assumed	(350,666)
(-) Non-controlling interest	(182,603)
Temporary goodwill	R$ 123,673